Note 22 - HMN Financial, Inc. Financial Information (Parent Company Only) (Details) - Condensed Financial Statements for the Parent Company Only - USD ($) $ in Thousands	5 Months Ended			12 Months Ended
	May. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Cash and cash equivalents	$ 46,634	$ 46,634	$ 120,686	$ 39,782	$ 46,634	$ 120,686	$ 39,782	$ 46,634	$ 120,686	$ 83,660
Loans receivable, net							463,185	365,113
Deferred tax asset, net							8,673	10,530
Total assets							643,161	577,426
Liabilities and Stockholders' Equity:
Other borrowed money							9,000	0
Accrued expenses and other liabilities							4,057	3,782
Total liabilities							573,516	501,413
Serial preferred stock							0	10,000
Common stock							91	91
Additional paid-in capital							50,388	50,207
Retained earnings							80,536	77,805
Unearned employee stock ownership plan shares							(2,417)	(2,610)
Treasury stock, at cost, 4,645,769 and 4,658,323 shares							(58,739)	(59,062)
Total stockholders' equity							69,645	76,013	85,675	60,834
Total liabilities and stockholders' equity							643,161	577,426
Condensed Statements of Income
Interest income				21,453	20,613	22,983
Interest expense				(1,507)	(1,211)	(3,289)
Compensation and benefits				0	(1)	(4)
Occupancy				(3,722)	(3,691)	(3,338)
Data processing				(1,020)	(1,011)	(1,289)
Income before income tax benefit				4,567	12,281	12,264
Income tax benefit	1,611	4,902	(14,406)	1,611	4,902	(14,406)
Net income				2,956	7,379	26,670
Cash flows from operating activities:
Net income				2,956	7,379	26,670
Adjustments to reconcile net income to cash used by operating activities:
Deferred income tax benefit	1,722	4,566	4,905
Earned employee stock ownership shares priced above (below) original cost				57	53	(21)
Amortization of restricted stock awards				447	240	202
Decrease in unearned ESOP shares				193	194	193
(Decrease) increase in accrued expenses and other liabilities				302	(265)	364
Decrease (increase) in other assets				(239)	(444)	842
Other, net				52	515	64
Net cash used by operating activities				10,820	17,344	18,992
Cash flows from investing activities:
Decrease (increase) in loans receivable, net				(80,447)	13,455	63,814
Net cash provided (used) by investing activities				(31,864)	(12,425)	49,297
Cash flows from financing activities:
Redemption of preferred stock				(10,000)	(16,000)	0
Dividends to preferred stockholders				(225)	(5,964)	0
Net cash provided by financing activities				14,192	(78,971)	(31,263)
Increase (decrease) in cash and cash equivalents				(6,852)	(74,052)	37,026
Cash and cash equivalents, beginning of year	46,634			46,634	120,686	83,660
Cash and cash equivalents, end of year		46,634	120,686	39,782	46,634	120,686
Parent Company [Member]
Assets:
Cash and cash equivalents	557	557	141	2,564	557	141	2,564	557	$ 141	$ 154
Investment in subsidiaries							74,565	73,733
Loans receivable, net							0	900
Prepaid expenses and other assets							33	10
Deferred tax asset, net							1,000	1,022
Total assets							78,162	76,222
Liabilities and Stockholders' Equity:
Other borrowed money							9,000	0
Accrued expenses and other liabilities							(483)	209
Total liabilities							8,517	209
Serial preferred stock							0	10,000
Common stock							91	91
Additional paid-in capital							50,388	50,207
Retained earnings							80,536	77,805
Net unrealized losses on securities available for sale							(214)	(418)
Unearned employee stock ownership plan shares							(2,417)	(2,610)
Treasury stock, at cost, 4,645,769 and 4,658,323 shares							(58,739)	(59,062)
Total stockholders' equity							69,645	76,013
Total liabilities and stockholders' equity							$ 78,162	$ 76,222
Condensed Statements of Income
Interest income				1	1	1
Interest expense				(571)	0	0
Equity income of subsidiaries				3,629	7,644	26,792
Compensation and benefits				(269)	(233)	(235)
Occupancy				(30)	(24)	(24)
Data processing				(6)	(6)	(6)
Other				(335)	(539)	(498)
Income before income tax benefit				2,419	6,843	26,030
Income tax benefit				(537)	(536)	(640)
Net income				2,956	7,379	26,670
Cash flows from operating activities:
Net income				2,956	7,379	26,670
Adjustments to reconcile net income to cash used by operating activities:
Equity income of subsidiaries				(3,629)	(7,644)	(26,792)
Deferred income tax benefit				(22)	(92)	(931)
Earned employee stock ownership shares priced above (below) original cost				57	53	(21)
Stock option compensation				0	1	4
Cancellation of restricted stock awards				0	0	(119)
Amortization of restricted stock awards				447	240	202
Decrease in unearned ESOP shares				193	194	193
(Decrease) increase in accrued expenses and other liabilities				(692)	(420)	47
Decrease (increase) in other assets				23	69	(65)
Other, net				(1)	0	(1)
Net cash used by operating activities				(668)	(220)	(813)
Cash flows from investing activities:
Decrease (increase) in loans receivable, net				900	100	(200)
Net cash provided (used) by investing activities				900	100	(200)
Cash flows from financing activities:
Redemption of preferred stock				(10,000)	(16,000)	0
Dividends to preferred stockholders				(225)	(5,964)	0
Proceeds from borrowings				10,000	0	0
Repayments of borrowings				(1,000)	0	0
Dividends received from Bank				3,000	22,500	1,000
Net cash provided by financing activities				1,775	536	1,000
Increase (decrease) in cash and cash equivalents				2,007	416	(13)
Cash and cash equivalents, beginning of year	$ 557			557	141	154
Cash and cash equivalents, end of year		$ 557	$ 141	$ 2,564	$ 557	$ 141